Taxation - Schedule of Tax Balances as Presented in Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Taxation [Line Items]
Income tax receivable – current	$ 11,746	$ 10,040
Trade and other payables	$ 0	$ (57)